Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations
Summary of financial performance and cash flow information relating to the discontinued operation

	2025	2024	2023
	$m	$m	$m
Revenue	261	324	302
Operating expenses	(186)	(266)	(252)
Net impairment losses on financial assets	(1)	(1)	—
Operating profit	74	57	50
Finance cost	(2)	(2)	(2)
Profit before income tax	72	55	48
Income tax expense	(16)	(9)	(11)
Profit after income tax of discontinued operations	56	46	37
Profit on sale of the subsidiary after income tax	124	—	—
Profit from discontinued operations	180	46	37
Profit for the period attributable to:
Equity holders of the Company	180	46	37
Other comprehensive income:
Items that may be reclassified subsequently to the income statement:
Net exchange adjustments offset in reserves	38	(12)	7
Net (loss)/gain on net investment hedge	(11)	8	(5)
Other comprehensive income for the period	27	(4)	2
Total comprehensive income for the period	207	42	39
Total comprehensive income for the period attributable to:
Equity holders of the Company	207	42	39
Net cash generated from operating activities	100	125	114
Net cash flows from investing activities	318	(85)	(85)
Net cash flows from financing activities	(6)	(8)	(7)
Net increase in cash generated by discontinued operations	412	32	22

Summary of carrying amounts of assets and liabilities as at the date of sale

At 30 September
2025
$m
Assets
Intangible assets	8
Property, plant and equipment	287
Right-of-use assets	22
Contract costs	20
Inventories	12
Trade and other receivables	82
Cash and cash equivalents	6
437
Liabilities
Trade and other payables	(112)
Lease liabilities	(20)
Deferred and current tax	(56)
Retirement benefit obligations	(8)
Provisions	(9)
(205)
Net assets and liabilities disposed	232
Cash consideration received	397
Carrying amount of net assets sold	(232)
Gain on sale before income tax and reclassification of foreign currency translation reserve	165
Cumulative exchange recycled from translation reserve	(38)
Cumulative reserve recycled from net investment hedge reserve	11
Costs related to disposal	(14)
Net profit on disposal	124